SHORT-TERM CONVERTIBLE NOTES (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 04, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	70.40%	76.20%	77.50%	79.61%
Risk-free interest	0.31%	0.22%	0.27%	0.16%
Expected life	1 year 8 months 12 days	1 year 7 months 2 days	1 year 6 months	1 year 29 days
Forfeiture rate	0.00%	0.00%	0.00%	0.00%